UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

DREXEL HAMILTON MUTUAL FUNDS

(Exact name of registrant as specified in charter)

45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Address of principal executive offices) (Zip code)

Andrew Bang

45 Rockefeller Plaza, Suite 2000

New York, New York 10111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 298.4236

Date of fiscal year end: September 30

Date of reporting period: October 1, 2011 – December 31, 2011

Item 1 – Schedule of Investments.

DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND
STATEMENT OF INVESTMENTS
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (93.99%)
Basic Materials (7.15%)
Chemicals (4.45%)
Huntsman Corp.	16,950	$169,500
Monsanto Co.	3,450	241,742
Potash Corp. of Saskatchewan, Inc.	4,430	182,870
PPG Industries, Inc.	2,050	171,154
The Dow Chemical Co.	5,630	161,919

		927,185

Iron & Steel (1.94%)
Allegheny Technologies, Inc.	4,100	195,980
Nucor Corp.	5,270	208,534

		404,514

Mining (0.76%)
Alcoa, Inc.	18,310	158,382

Total Basic Materials		1,490,081

Communications (11.59%)
Advertising (2.38%)
Omnicom Group, Inc.	7,220	321,867
The Interpublic Group of Cos., Inc.	17,820	173,389

		495,256

Internet (5.20%)
Amazon.com, Inc.(a)	1,980	342,738
F5 Networks, Inc.(a)	2,180	231,342
Google, Inc., Class A(a)	790	510,261

		1,084,341

Media (1.02%)
Comcast Corp., Class A	8,980	212,916

Telecommunications (2.99%)
AT&T, Inc.	9,660	292,118
Cisco Systems, Inc.	9,010	162,901
Polycom, Inc.(a)	10,310	168,053

		623,072

Total Communications		2,415,585

Consumer, Cyclical (10.01%)
Airlines (1.62%)
Delta Air Lines, Inc.(a)	21,420	173,288
United Continental Holdings, Inc.(a)	8,700	164,169

		337,457

Auto Manufacturers (0.75%)
PACCAR, Inc.	4,190	156,999

	Shares	Value
Consumer, Cyclical (continued)

Entertainment (0.81%)
International Game Technology	9,820	$168,904

Leisure Time (0.79%)
Harley-Davidson, Inc.	4,250	165,197

Lodging (1.01%)
MGM Resorts International(a)	20,060	209,226

Retail (5.03%)
Macy’s, Inc.	5,820	187,288
McDonald’s Corp.	4,440	445,465
Staples, Inc.	10,020	139,178
Starbucks Corp.	6,020	276,980

		1,048,911

Total Consumer, Cyclical		2,086,694

Consumer, Non-cyclical (20.39%)
Agriculture (3.85%)
Bunge, Ltd.	3,200	183,040
Philip Morris International, Inc.	7,890	619,207

		802,247

Beverages (5.06%)
PepsiCo, Inc.	5,660	375,541
The Coca-Cola Co.	9,710	679,409

		1,054,950

Commercial Services (2.33%)
Manpower, Inc.	4,790	171,242
Robert Half International, Inc.	6,080	173,037
Total System Services, Inc.	7,250	141,810

		486,089

Cosmetics & Personal Care (2.20%)
The Procter & Gamble Co.	6,870	458,298

Healthcare Products (0.71%)
Boston Scientific Corp.(a)	27,790	148,398

Pharmaceuticals (6.24%)
Abbott Laboratories	10,410	585,354
Johnson & Johnson	7,210	472,832
Merck & Co., Inc	6,420	242,034

		1,300,220

Total Consumer, Non-cyclical		4,250,202

	Shares	Value
Energy (5.55%)
Oil & Gas (5.55%)
Exxon Mobil Corp.	10,000	$847,600
Schlumberger, Ltd.	4,530	309,444

		1,157,044

Total Energy		1,157,044

Financials (5.46%)
Banks (5.46%)
Capital One Financial Corp.	3,740	158,165
Fifth Third Bancorp	16,240	206,573
KeyCorp	26,120	200,863
SunTrust Banks, Inc.	11,300	200,010
US Bancorp	5,810	157,160
Wells Fargo & Co.	7,820	215,519

		1,138,290

Total Financials		1,138,290

Industrials (9.67%)
Aerospace & Defense (1.10%)
General Dynamics Corp.	3,450	229,115

Electronics (2.09%)
Flextronics International, Ltd.(a)	29,800	168,668
Honeywell International, Inc.	4,920	267,402

		436,070

Machinery, Construction & Mining (1.47%)
Caterpillar, Inc.	3,390	307,134

Miscellaneous Manufacturing (3.49%)
Eaton Corp.	5,360	233,321
General Electric Co.	10,850	194,323
Parker Hannifin Corp.	2,090	159,362
Textron, Inc.	7,540	139,415

		726,421

Transportation (1.52%)
United Parcel Service, Inc., Class B	4,320	316,181

Total Industrials		2,014,921

Technology (24.17%)
Computers (11.47%)
Apple, Inc.(a)	3,220	1,304,100
Dell, Inc.(a)	13,490	197,359
International Business Machines Corp.	4,830	888,140

		2,389,599

Semiconductors (6.25%)
Advanced Micro Devices, Inc.(a)	36,580	197,532
Applied Materials, Inc.	18,170	194,601

	Shares	Value
Technology (continued)
Intel Corp.	9,100	$220,675
KLA-Tencor Corp.	4,600	221,950
Novellus Systems, Inc.(a)	3,980	164,334
QUALCOMM, Inc.	5,550	303,585

		1,302,677

Software (6.45%)
Akamai Technologies, Inc.(a)	5,960	192,389
Microsoft Corp.	25,970	674,181
Oracle Corp.	18,620	477,603

		1,344,173

Total Technology		5,036,449

TOTAL COMMON STOCKS (Cost $19,288,369)		19,589,266

EXCHANGE TRADED FUNDS (5.13%)
Energy Select Sector SPDR® Fund	15,460	1,068,750

TOTAL EXCHANGE TRADED FUNDS (Cost $1,056,691)		1,068,750

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.87%)
Money Market Fund (0.87%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	182,465	182,465

TOTAL SHORT TERM INVESTMENTS (Cost $182,465)			182,465

TOTAL INVESTMENTS (Cost $20,527,525) (99.99%)			$20,840,481

Other Assets In Excess Of Liabilities (0.01%)			1,092
NET ASSETS (100.00%)			$20,841,573

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

SPDR - Standard & Poor’s Depository Receipts.

See Notes to Quarterly Statements of Investments.

DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND
STATEMENT OF INVESTMENTS
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (77.03%)
ASIA (21.63%)
Australia (3.07%)
Basic Materials (0.88%)
BHP Billiton, Ltd.	2,657	$93,539

Communications (0.69%)
Telstra Corp., Ltd.	21,340	72,682

Financials (1.50%)
Westpac Banking Corp.	7,764	158,820

Total Australia		325,041

China (9.28%)
Communications (2.24%)
China Mobile, Ltd.	15,000	146,589
Tencent Holdings, Ltd.	4,500	90,445

		237,034

Energy (3.51%)
China Petroleum & Chemical Corp., Class H	88,000	92,571
China Shenhua Energy Co., Ltd., Class H	19,000	82,443
CNOOC, Ltd.	61,000	106,659
PetroChina Co. Ltd., Class H	72,000	89,645

		371,318

Financials (3.53%)
Bank of China Ltd., Class H	263,000	96,848
China Construction Bank Corp., Class H	165,000	115,147
China Life Insurance Co., Ltd., Class H	24,000	59,331
Industrial & Commercial Bank of China, Class H	171,000	101,500

		372,826

Total China		981,178

Hong Kong (2.01%)
Consumer, Cyclical (1.40%)
Belle International Holdings, Ltd.	85,000	148,186

Utilities (0.61%)
Hong Kong & China Gas Co., Ltd.	28,000	64,893

Total Hong Kong		213,079

Japan (6.60%)
Consumer, Cyclical (3.34%)
Fast Retailing Co., Ltd.	800	145,511
Honda Motor Co., Ltd.	3,000	91,516
Toyota Motor Corp.	3,500	116,637

		353,664

Financials (0.85%)
Mitsubishi UFJ Financial Group, Inc.	21,000	89,216

Industrials (1.45%)
Fanuc, Ltd.	1,000	153,047

	Shares	Value
Japan (continued)
Technology (0.96%)
Canon, Inc.	2,300	$101,897

Total Japan		697,824

Singapore (0.67%)
Financials (0.67%)
DBS Group Holdings, Ltd.	8,000	71,054

Total Singapore		71,054

TOTAL ASIA (Cost $2,277,531)		2,288,176

EUROPE (29.01%)
Belgium (0.97%)
Consumer, Non-cyclical (0.97%)
Anheuser-Busch InBev NV	1,678	102,734

Total Belgium		102,734

Denmark (1.52%)
Consumer, Non-cyclical (1.52%)
Coloplast A/S, Class B	495	71,191
Novo Nordisk A/S, Class B	782	89,864

		161,055

Total Denmark		161,055

France (2.45%)
Consumer, Non-cyclical (1.19%)
Sanofi	1,713	125,818

Energy (1.26%)
Total SA	2,617	133,788

Total France		259,606

Germany (8.39%)
Basic Materials (2.71%)
BASF SE	1,660	115,780
Bayer AG	815	52,108
K+S AG	2,624	118,592

		286,480

Communications (0.71%)
Deutsche Telekom AG	6,580	75,496

Consumer, Cyclical (0.74%)
Daimler AG	1,784	78,319

Consumer, Non-cyclical (0.92%)
Fresenius Medical Care AG & Co. KGaA	1,433	97,369

Financials (1.29%)
Allianz SE	883	84,466

	Shares	Value
Germany (continued)
Deutsche Bank AG	1,352	$51,506

		135,972

Industrials (1.12%)
Siemens AG	1,236	118,281

Technology (0.42%)
SAP AG	832	43,988

Utilities (0.48%)
E.ON AG	2,367	51,068

Total Germany		886,973

Great Britain (4.61%)
Communications (0.44%)
Vodafone Group Plc	16,709	46,423

Consumer, Non-cyclical (1.56%)
British American Tobacco Plc	1,882	89,304
Diageo Plc	3,451	75,379

		164,683

Energy (0.39%)
BP Plc	5,698	40,749

Financials (0.78%)
HSBC Holdings Plc	10,888	83,031

Utilities (1.44%)
SSE Plc	7,617	152,714

Total Great Britain		487,600

Israel (0.84%)
Consumer, Non-cyclical (0.84%)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,200	88,792

Total Israel		88,792

Italy (2.95%)
Energy (1.22%)
ENI SpA	6,199	128,449

Financials (0.79%)
Assicurazioni Generali SpA	5,573	83,885

Utilities (0.94%)
Enel SpA	24,520	99,775

Total Italy		312,109

Netherlands (1.33%)
Consumer, Non-cyclical (0.92%)
Unilever NV	2,844	97,800

	Shares	Value
Netherlands (continued)
Energy (0.41%)
Royal Dutch Shell Plc, Class A	1,176	$43,302

Total Netherlands		141,102

Russia (2.59%)
Energy (1.88%)
Gazprom, Sponsored ADR	11,015	117,651
Lukoil OAO, Sponsored ADR	1,534	81,225

		198,876

Financials (0.71%)
Sberbank of Russia, Sponsored ADR(a)	7,567	75,146

Total Russia		274,022

Spain (2.59%)
Communications (0.79%)
Telefonica SA	4,830	83,673

Financials (1.80%)
Banco Bilbao Vizcaya Argentaria SA	11,830	102,277
Banco Santander SA	11,599	88,120

		190,397

Total Spain		274,070

Switzerland (0.77%)
Consumer, Non-cyclical (0.77%)
Novartis AG	1,421	81,239

Total Switzerland		81,239

TOTAL EUROPE (Cost $3,015,533)		3,069,302

NORTH AMERICA (26.39%)
Cayman Islands (1.07%)
Consumer, Cyclical (1.07%)
Wynn Macau, Ltd.	44,800	112,482

Total Cayman Islands		112,482

Mexico (1.12%)
Communications (1.12%)
America Movil, Series L	104,900	118,621

Total Mexico		118,621

United States (24.20%)
Communications (3.36%)
AT&T, Inc.	4,300	130,032
Google, Inc., Class A(a)	200	129,180
Verizon Communications, Inc.	2,400	96,288

		355,500

Consumer, Cyclical (2.74%)
McDonald’s Corp.	2,000	200,660

	Shares	Value
United States (continued)
Wal-Mart Stores, Inc.	1,500	$89,640

		290,300

Consumer, Non-cyclical (5.72%)
Johnson & Johnson	1,700	111,486
Merck & Co., Inc	2,600	98,020
Pfizer, Inc.	2,400	51,936
Philip Morris International, Inc.	1,600	125,568
The Coca-Cola Co.	1,500	104,955
The Procter & Gamble Co.	1,700	113,407

		605,372

Energy (3.62%)
Chevron Corp.	1,200	127,680
Exxon Mobil Corp.	1,800	152,568
Schlumberger, Ltd.	1,500	102,465

		382,713

Financials (1.79%)
JPMorgan Chase & Co.	2,700	89,775
Wells Fargo & Co.	3,600	99,216

		188,991

Industrials (1.07%)
General Electric Co.	6,300	112,833

Technology (5.90%)
Apple, Inc.(a)	400	162,000
Intel Corp.	4,600	111,550
International Business Machines Corp.	700	128,716
Microsoft Corp.	4,800	124,608
Oracle Corp.	3,800	97,470

		624,344

Total United States		2,560,053

TOTAL NORTH AMERICA (Cost $2,747,092)		2,791,156

TOTAL COMMON STOCKS (Cost $8,040,156)		8,148,634

EXCHANGE TRADED FUNDS (8.77%)
iShares® MSCI ACWI Index	22,000	927,740

TOTAL EXCHANGE TRADED FUNDS (Cost $923,740)		927,740

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (14.19%)
Money Market Fund (14.19%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	1,501,265	1,501,265

TOTAL SHORT TERM INVESTMENTS (Cost $1,501,265)			1,501,265

TOTAL INVESTMENTS (Cost $10,465,161) (99.99%)	$10,577,639

Other Assets In Excess Of Liabilities (0.01%)	913
NET ASSETS (100.00%)	$10,578,552

(a)	Non-income producing security.

Common Abbreviations:

ACWI - All Country World Index.
ADR - American Depository Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S - Aktieselskab is the Danish term for Joint Stock Company.
KGaA - Kommanditgesellschaft Auf Aktien is the German term for a limited partnership on shares.
Ltd. - Limited.
MSCI - Morgan Stanley Capital International.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc - Public Limited Company.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SpA - Societa Per Azioni is an Italian shared company.
UFJ - United Financial of Japan.

See Notes to Quarterly Statements of Investments.

DREXEL HAMILTON 8IP ASIA PACIFIC EQUITY FUND
STATEMENT OF INVESTMENTS
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (95.04%)
ASIA (92.77%)
Australia (15.73%)
Basic Materials (6.29%)
Atlas Iron, Ltd.	44,667	$123,350
Ausenco, Ltd.	41,451	104,718
Incitec Pivot, Ltd.	38,377	122,074
Rio Tinto, Ltd.	5,036	310,594

		660,736

Energy (1.26%)
Woodside Petroleum, Ltd.	4,219	132,131

Financials (4.79%)
AMP, Ltd.	26,934	112,120
Australia & New Zealand Banking Group, Ltd.	6,235	130,923
Macquarie Group, Ltd.	5,377	130,835
Westpac Banking Corp.	6,338	129,650

		503,528

Industrials (3.39%)
Boart Longyear, Ltd.	44,209	125,703
Industrea, Ltd.	100,608	100,844
WorleyParsons, Ltd.	4,950	129,963

		356,510

Total Australia		1,652,905

Bermuda (1.31%)
Consumer, Cyclical (1.31%)
Yue Yuen Industrial Holdings, Ltd.	43,500	137,502

Total Bermuda		137,502

China (8.24%)
Diversified (1.11%)
China Resources Enterprise, Ltd.	34,000	116,666

Energy (2.52%)
China Petroleum & Chemical Corp., Class H	124,000	130,441
PetroChina Co., Ltd., Class H	108,000	134,468

		264,909

Financials (3.15%)
China Construction Bank Corp., Class H	280,000	195,401
Ping An Insurance Group Co., Class H	20,500	135,142

		330,543

Industrials (1.46%)
China Communications Construction Co., Ltd. Class H	131,000	102,383
China Shipping Development Co., Ltd. Class H	82,000	51,207

		153,590

Total China		865,708

Hong Kong (5.05%)
Basic Materials (1.23%)
Jiangxi Copper Co., Ltd., Class H	60,000	129,632

	Shares	Value
Hong Kong (continued)
Consumer, Cyclical (0.99%)
Emperor Watch & Jewellery, Ltd.	830,000	$103,662

Financials (2.34%)
China Everbright, Ltd.	78,000	122,123
China Overseas Land & Investment, Ltd.	74,000	123,673

		245,796

Technology (0.49%)
Kingdee International Software Group Co., Ltd.	192,000	51,667

Total Hong Kong		530,757

Japan (39.57%)
Basic Materials (3.78%)
JFE Holdings, Inc.	7,200	130,399
Nitto Denko Corp.	3,600	128,808
Shin-Etsu Chemical Co., Ltd.	2,800	137,872

		397,079

Communications (2.88%)
Rakuten, Inc.(a)	111	119,408
SBI Holdings, Inc.	725	53,125
Softbank Corp.	4,400	129,593

		302,126

Consumer, Cyclical (10.59%)
Fast Retailing Co., Ltd.	700	127,322
Honda Motor Co., Ltd.	4,400	134,224
Isuzu Motors, Ltd.	29,000	134,130
Marubeni Corp.	22,000	134,052
Mitsubishi Corp.	6,700	135,358
Mitsui & Co., Ltd.	8,700	135,298
Sumitomo Corp.	10,000	135,378
Toyota Motor Corp.	5,300	176,621

		1,112,383

Energy (1.29%)
JX Holdings, Inc.	22,400	135,325

Financials (5.03%)
Mitsubishi UFJ Financial Group, Inc.	31,200	132,550
Mizuho Financial Group, Inc.	98,200	132,686
ORIX Corp.	1,600	132,207
Sumitomo Mitsui Financial Group, Inc.	4,700	130,919

		528,362

Industrials (12.24%)
Fanuc Corp.	900	137,742
Hitachi, Ltd.	25,000	131,220
JGC Corp.	6,000	144,056
Komatsu, Ltd.	5,500	128,550
Maruwa Co., Ltd.	2,000	92,114
Mitsubishi Electric Corp.	14,000	134,234
Nikon Corp.	6,000	133,611
THK Co., Ltd.	6,600	130,079
Toshiba Corp.	33,000	135,053
Yaskawa Electric Corp.	14,000	119,137

		1,285,796

Technology (3.76%)
Canon, Inc.	3,000	132,909
CAPCOM Co., Ltd.	5,500	129,908

	Shares	Value
Japan (continued)
Tokyo Electron, Ltd.	2,600	$132,246

		395,063

Total Japan		4,156,134

Malaysia (2.30%)
Financials (1.33%)
CIMB Group Holdings Bhd	59,500	139,647

Industrials (0.97%)
KNM Group Bhd	326,000	101,811

Total Malaysia		241,458

Singapore (3.38%)
Consumer, Non-cyclical (2.19%)
Olam International, Ltd.	77,000	126,449
OSIM International, Ltd.	116,000	103,296

		229,745

Energy (1.19%)
Sakari Resources, Ltd.	88,000	124,837

Total Singapore		354,582

South Korea (8.94%)
Diversified (1.22%)
LG Corp.(a)	2,412	128,556

Financials (2.46%)
Mirae Asset Securities Co., Ltd.	4,760	130,363
Shinhan Financial Group Co., Ltd.(a)	3,700	127,669

		258,032

Industrials (1.23%)
GS Engineering & Construction Corp.(a)	1,617	129,276

Technology (4.03%)
Samsung Electronics Co., Ltd.	348	319,604
Silicon Works Co., Ltd.(a)	3,816	103,350

		422,954

Total South Korea		938,818

Taiwan (5.83%)
Industrials (1.90%)
Catcher Technology Co., Ltd.	27,000	125,285
Kinsus Interconnect Technology Corp.	28,000	74,349

		199,634

Technology (3.93%)
Advanced Semiconductor Engineering, Inc.	193,000	165,088
Taiwan Semiconductor Manufacturing Co., Ltd.	99,000	247,835

		412,923

Total Taiwan		612,557

Thailand (2.42%)
Energy (1.22%)
PTT Pcl	12,700	128,006

	Shares	Value
Thailand (continued)
Financials (1.20%)
Kasikornbank Pcl	32,700	$126,447

Total Thailand		254,453

TOTAL ASIA (Cost $9,710,875)		9,744,874

NORTH AMERICA (2.27%)
Cayman Islands (2.27%)
Consumer, Cyclical (0.95%)
New World Department Store China, Ltd.	174,000	99,248

Financials (1.32%)
KWG Property Holding, Ltd.	412,000	138,985

Total Cayman Islands		238,233

TOTAL NORTH AMERICA (Cost $228,327)		238,233

TOTAL COMMON STOCKS (Cost $9,939,202)		9,983,107

EXCHANGE TRADED FUNDS (3.83%)
iShares® MSCI India(a)	79,500	402,270

TOTAL EXCHANGE TRADED FUNDS (Cost $410,465)		402,270

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.06%)
Money Market Fund (7.06%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	741,883	741,883

TOTAL SHORT TERM INVESTMENTS (Cost $741,883)			741,883

TOTAL INVESTMENTS (Cost $11,091,550) (105.93%)			$11,127,260

Liabilities in Excess of Other Assets (-5.93%)			(623,006)
NET ASSETS (100.00%)			$10,504,254

(a)	Non-income producing security.

Common Abbreviations:

Bhd - Berhad is the Malaysian Term for Public Limited Company.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

Pcl - Public Company Limited.

UFJ - United Financial of Japan.

See Notes to Quarterly Statements of Investments.

DREXEL HAMILTON FOUR EUROPEAN EQUITY FUND
STATEMENT OF INVESTMENTS
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (99.67%)
EUROPE (99.67%)
Belgium (3.01%)
Basic Materials (3.01%)
Umicore SA	7,670	$316,370

Total Belgium		316,370

Denmark (5.02%)
Consumer, Non-Cyclical (3.56%)
Novozymes A/S, Class B	12,100	373,536

Financials (1.46%)
Danske Bank A/S(a)	12,100	153,691

Total Denmark		527,227

Finland (3.05%)
Financials (2.51%)
Sampo OYJ, Class A	10,640	263,986

Industrials (0.54%)
YIT OYJ	3,500	56,080

Total Finland		320,066

France (14.19%)
Communications (1.52%)
Eutelsat Communications SA	4,100	159,988

Consumer, Non-cyclical (3.01%)
L’Oreal SA	3,030	316,471

Energy (2.07%)
Total SA	4,250	217,272

Financials (4.07%)
BNP Paribas SA	10,870	426,978

Technology (3.52%)
Gemalto NV	7,600	369,647

Total France		1,490,356

Germany (7.46%)
Communications (1.47%)
United Internet AG	8,690	155,209

Industrials (1.99%)
Bilfinger Berger SE	2,450	208,899

Technology (4.00%)
Infineon Technologies AG	27,870	209,787

	Shares	Value
Germany (continued)
SAP AG	3,980	$210,423

		420,210

Total Germany		784,318

Great Britain (27.30%)
Basic Materials (2.97%)
Patagonia Gold Plc(a)	153,800	102,108
Xstrata Plc	13,800	209,598

		311,706

Communications (4.54%)
Vodafone Group Plc	171,900	477,589

Consumer, Non-Cyclical (3.02%)
Associated British Foods Plc	9,150	157,303
Unilever Plc	4,750	159,558

		316,861

Energy (7.39%)
BG Group Plc	16,170	345,664
BP Plc	60,200	430,521

		776,185

Financials (5.40%)
Barclays Plc	115,300	315,234
HSBC Holdings Plc	33,080	252,266

		567,500

Industrials (1.95%)
BBA Aviation Plc	74,200	205,112

Utilities (2.03%)
Centrica Plc	47,500	213,408

Total Great Britain		2,868,361

Ireland (1.01%)
Consumer, Non-cyclical (1.01%)
C&C Group Plc	28,580	106,160

Total Ireland		106,160

Israel (0.32%)
Consumer, Non-Cyclical (0.32%)
Oridion Systems, Ltd.(a)	4,530	33,518

Total Israel		33,518

Italy (3.96%)
Consumer, Cyclical (2.46%)
Piaggio & C SpA	109,700	258,118

Consumer, Non-cyclical (1.50%)
Atlantia SpA	9,860	157,857

Total Italy		415,975

	Shares	Value
Jersey (1.56%)
Basic Materials (1.56%)
Bellzone Mining Plc(a)	426,500	$163,931

Total Jersey		163,931

Netherlands (7.15%)
Consumer, Non-cyclical (1.03%)
Koninklijke Ahold NV	8,050	108,406

Financials (4.07%)
ING Groep NV(a)	59,500	428,163

Technology (2.05%)
ASML Holding NV	5,120	215,197

Total Netherlands		751,766

Spain (4.44%)
Industrials (2.94%)
Obrascon Huarte Lain SA	12,330	309,267

Utilities (1.50%)
Gas Natural SDG SA	9,190	157,776

Total Spain		467,043

Sweden (4.11%)
Consumer, Cyclical (2.06%)
Volvo AB, Class B	19,740	215,985

Consumer, Non-Cyclical (2.05%)
Swedish Match AB	6,070	215,474

Total Sweden		431,459

Switzerland (17.09%)
Basic Materials (2.01%)
Syngenta AG(a)	720	210,795

Consumer, Non-cyclical (7.52%)
Adecco SA(a)	6,300	263,925
Galenica AG	360	210,604
Novartis AG	5,520	315,580

		790,109

Financials (3.05%)
Julius Baer Group, Ltd.(a)	8,200	320,737

Industrials (4.51%)
Implenia AG(a)	4,260	107,260
Lem Holding SA	250	102,470

	Shares	Value
Switzerland (continued)
Sika AG	140	$263,813

		473,543

Total Switzerland		1,795,184

TOTAL EUROPE (Cost $10,410,780)		10,471,734

TOTAL COMMON STOCKS (Cost $10,410,780)		10,471,734

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.36%)
Money Market Fund (0.36%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	37,738	37,738

TOTAL SHORT TERM INVESTMENTS (Cost $37,738)			37,738

TOTAL INVESTMENTS (Cost $10,448,518) (100.03%)			$10,509,472

Liabilities in Excess of Other Assets (-0.03%)			(3,578)
NET ASSETS (100.00%)			$10,505,894

(a)	Non-income producing security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is the Danish Term for Joint Stock Company.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a limited company.

Plc - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA - Societa Per Azioni is an Italian shared company.

See Notes to Quarterly Statements of Investments.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

   December 31, 2011 (Unaudited)

(1)	ORGANIZATION AND REGISTRATION

Drexel Hamilton Mutual Funds (the “Trust”), is a newly organized open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on March 17, 2011 as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund and Drexel Hamilton FOUR European Equity Fund (the “Funds”). Each Fund is a diversified portfolio with an investment objective seeking long-term growth of capital. Each Fund offers Institutional Class Shares. The affairs of the Trust are managed by a Board of Trustees (the “Board”). Shares issued by each Fund are subject to a 2% redemption fee, if redeemed within 90 days of purchase. The Declaration of Trust permits the Trustees to create additional funds and share classes. Drexel Hamilton Investment Partners, LLC (the “Adviser”), serves as investment adviser to the Funds.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Statements of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by the Board. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.
(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.
(c)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of December 31, 2011, the Funds did not hold any restricted securities.
(d)	The Statements of Investments were prepared in conformity with generally accepted accounting principles In the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Statements of Investments. Actual results could differ from those estimates.
(3)	FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.
•

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

•

Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2011:

Drexel Hamilton Centre American Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$19,589,266	$–	$–	$19,589,266
Exchange Traded Funds	1,068,750	–	–	1,068,750
Short Term Investments	182,465	–	–	182,465
TOTAL	$20,840,481	$–	$–	$20,840,481

Drexel Hamilton Centre Global Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,148,634	$–	$–	$8,148,634
Exchange Traded Funds	927,740	–	–	927,740
Short Term Investments	1,501,265	–	–	1,501,265
TOTAL	$10,577,639	$–	$–	$10,577,639

Drexel Hamilton 8IP Asia Pacific Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,983,107	$–	$–	$9,983,107
Exchange Traded Funds	402,270	–	–	402,270
Short Term Investments	741,883	–	–	741,883
TOTAL	$11,127,260	$–	$–	$11,127,260

Drexel Hamilton FOUR European Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$10,471,734	$–	$–	$10,471,734
Short Term Investments	37,738	–	–	37,738
TOTAL	$10,509,472	$–	$–	$10,509,472

(a)	For detailed descriptions of industries and countries, see the accompanying Statements of Investments.

The Funds did not hold any investments at the beginning or end or the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of December 31, 2011.

(4)	NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

(5)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in swaps, options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

As of the period ended December 31, 2011 the Funds did not invest in any derivative instruments.

(6)	FEDERAL INCOME TAX INFORMATION

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Drexel Hamilton Centre American Equity Fund	$20,527,525	$352,635	$(39,679)	$312,956
Drexel Hamilton Centre Global Equity Fund	10,465,161	137,338	(24,860)	112,478
Drexel Hamilton 8IP Asia Pacific Equity Fund	11,091,550	116,838	(81,128)	35,710
Drexel Hamilton FOUR European Equity Fund	10,448,518	115,265	(54,311)	60,954

Item 2 – Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang, President

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Bang
Andrew Bang, President

Date:	February 27, 2012

By:	/s/ Andrew Bang
Andrew Bang, Treasurer

Date:	February 27, 2012